CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues	¥ 2,054,095	$ 314,804	¥ 1,478,493	¥ 1,145,517
Cost of revenues	(580,417)	(88,953)	(439,923)	(410,908)
Gross profit	1,473,678	225,851	1,038,570	734,609
Operating expenses:
Sales and marketing expenses	(1,035,620)	(158,716)	(792,591)	(731,233)
Product development expenses	(162,829)	(24,955)	(157,505)	(185,000)
General and administrative expenses	(214,224)	(32,831)	(196,029)	(223,057)
Total operating expenses	(1,412,673)	(216,502)	(1,146,125)	(1,139,290)
Other income	43,414	6,653
Income/(loss) from operations	104,419	16,002	(107,555)	(404,681)
Impairment loss | ¥				(7,364)
Interest income	38,508	5,902	17,654	9,167
Interest expenses and other expense, net	(66)	(10)	(9,451)	(9,936)
Income/(loss) before income tax expenses	142,861	21,894	(99,352)	(412,814)
Income tax benefits/(expenses)	4,101	629	(5,068)	(3,880)
Net income/(loss), all attributable to the Company's ordinary shareholders	¥ 146,962	$ 22,523	¥ (104,420)	¥ (416,694)
Weighted average number of ordinary shares used in computing basic income/(loss) per share	319,553,690	319,553,690	308,364,918	304,542,400
Weighted average number of ordinary shares used in computing diluted income/(loss) per share	341,503,118	341,503,118	308,364,918	304,542,400
Net income/(loss) per share attributable to ordinary shareholders-basic | (per share)	¥ 0.46	$ 0.07	¥ (0.34)	¥ (1.37)
Net income/(loss) per share attributable to ordinary shareholders-diluted | (per share)	¥ 0.43	$ 0.07	¥ (0.34)	¥ (1.37)
Comprehensive income/(loss):
Net income/(loss)	¥ 146,962	$ 22,523	¥ (104,420)	¥ (416,694)
Other comprehensive income/(loss)
Foreign currency translation adjustments	(21,087)	(3,232)	5,356	16,939
Total comprehensive income/(loss)	¥ 125,875	$ 19,291	¥ (99,064)	¥ (399,755)
ADS
Operating expenses:
Net income/(loss) per share attributable to ordinary shareholders-basic | (per share)	¥ 6.90	$ 1.06	¥ (5.08)	¥ (20.55)
Net income/(loss) per share attributable to ordinary shareholders-diluted | (per share)	¥ 6.46	$ 0.99	¥ (5.08)	¥ (20.55)